Product Returns Liability - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended
Jun. 30, 2014
Product Liability Contingency [Line Items]
Product return reserves for current customers	$ 1.8
Minimum [Member]
Product Liability Contingency [Line Items]
Customer rights to return excess quantities	3.00%
Maximum [Member]
Product Liability Contingency [Line Items]
Customer rights to return excess quantities	5.00%